WARRANTS (Tables)	9 Months Ended
Dec. 31, 2012
Warrants [Abstract]
Warrants

At December 31, 2012, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	-		$-
Granted	1,080,000		0.70
Exercised	-
Cancelled	-		$-
Balance outstanding at December 31, 2012	1,080,000		$0.70
Balance exercisable at December 31, 2012	1,080,000	$